DESCRIPTION OF BUSINESS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 02, 2006
Description of Business [Abstract]
Frontline Investment In ITCL	82.47%
8.04% First Preferred Mortgage Note Percentage	8.04%
8.04% First Preferred Mortgage Notes		$ 127,100
Serial First Preferred Mortgage Notes		51,700
8.04% Term Loans allocated		63,550
Serial Loans allocated		$ 24,900